First Trust International Developed Capital Strength ETF Investment Objectives and Goals - First Trust International Developed Capital Strength ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust International Developed Capital Strength® ETF (FICS)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust International Developed Capital Strength® ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called The International Developed Capital Strength IndexTM (the "Index").